Operations (Details)	12 Months Ended
Dec. 31, 2016
Operations (Details) [Line Items]
Written Notice Period for Redemption	5 days
Payment Period for Redemption of Units	10 days
Capital Unit, Class D [Member]
Operations (Details) [Line Items]
Selling Commission	2.00%
Class C and D Units [Member]
Operations (Details) [Line Items]
Wholesaling Fee, Percentage	0.35%